Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	49,283,582
Proposed Maximum Offering Price per Unit	3.95
Maximum Aggregate Offering Price	$ 194,670,148.90
Fee Rate	0.01476%
Amount of Registration Fee	$ 28,733.31
Offering Note	Represents the shares of Class A common stock, par value $0.0001 per share (the "Class A common stock") of Archer Aviation Inc. (the "Registrant") that will be offered for resale by the selling stockholders pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered hereunder. The proposed maximum offering price per share has been estimated solely for the purpose of calculating the registration fee. The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act based on the average high and low prices reported for the Registrant's Class A common stock on August 6, 2024.